Consolidated statement of income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 12,999	$ 13,255	$ 13,679
Income from Equity Investments (Note 9)	1,019	920	714
Operating and Other Expenses
Plant operating costs and other	3,878	3,913	3,593
Commodity purchases resold		365	1,486
Property taxes	727	727	569
Depreciation and amortization	2,590	2,464	2,350
Goodwill and other asset impairment charges (Notes 7 and 12)	0	0	801
Total Operating and Other Expenses	7,195	7,469	8,799
Net (Loss)/ Gain on Assets Sold/Held for Sale (Note 27)	(50)	(121)	170
Financial Charges
Interest expense (Note 18)	2,228	2,333	2,265
Allowance for funds used during construction	(349)	(475)	(526)
Interest income and other	(213)	(460)	76
Total Financial Charges	1,666	1,398	1,815
Income before Income Taxes	5,107	5,187	3,949
Income Tax Expense (Note 17)
Current	252	699	315
Deferred	(58)	55	284
Deferred – U.S. Tax Reform and 2018 FERC Actions	0	0	(167)
Income Tax Expense	194	754	432
Net Income	4,913	4,433	3,517
Net income /(loss) attributable to non-controlling interests (Note 20)	297	293	(185)
Net Income Attributable to Controlling Interests	4,616	4,140	3,702
Preferred share dividends	159	164	163
Net Income Attributable to Common Shares	$ 4,457	$ 3,976	$ 3,539
Net Income per Common Share (Note 21)
Basic (in dollars per share)	$ 4.74	$ 4.28	$ 3.92
Diluted (in dollars per share)	4.74	4.27	3.92
Dividends Declared per Common Share (in dollars per share)	$ 3.24	$ 3.00	$ 2.76
Weighted Average Number of Common Shares (millions) (Note 21)
Basic (in shares)	940	929	902
Diluted (in shares)	940	931	903
Canadian Natural Gas Pipelines
Revenues	$ 4,469	$ 4,010	$ 4,038
U.S. Natural Gas Pipelines
Revenues	5,031	4,978	4,314
Mexico Natural Gas Pipelines
Revenues	716	603	619
Liquids Pipelines
Revenues	2,371	2,879	2,584
Power and Storage
Revenues	$ 412	$ 785	$ 2,124